Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2020
Net fee and commission income [abstract]
Schedule of fee and commission income
Fee and commission income
	2020	2019	2018
Funds transfer	1,428	1,513	1,394
Securities business	805	603	618
Insurance broking	200	191	173
Asset management fees	244	205	170
Brokerage and advisory fees	658	611	584
Other	1,180	1,317	1,302
	4,514	4,439	4,240

Schedule of fee and commission expense
Fee and commission expenses
	2020	2019	2018
Funds transfer	601	659	597
Securities business	147	140	170
Insurance broking	4	2	2
Asset management fees	9	8	4
Brokerage and advisory fees	330	282	220
Other	413	481	448
	1,503	1,571	1,442